Three Canal Plaza, Suite 600
Portland, ME 04101
P: 207-347-2000
F: 207-347-2100

September 14, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Forum Funds
File Nos.: 002-67052/811-03023
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I am writing to notify you that the Prospectus and Statement of Additional Information for the Merk Absolute Return Currency Fund dated September 9, 2009 does not differ from that contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on September 8, 2009; accession number 0000315774-09-000096.

Questions related to this filing should be directed to my attention at (207) 347-2025.

/s/ Lina Bhatnagar
Lina Bhatnagar
Secretary to the Registrant

cc:  Robert J. Zutz, Esq.
Francine J. Rosenberger, Esq.

Three Canal Plaza, Suite 600, Portland, ME 04101 | P:  207-347-2000 | F:  207-347-2100
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